Equity - Share Capital and Share Premium Narrative (Details) - EUR (€)				6 Months Ended	12 Months Ended
	Apr. 12, 2024	Mar. 31, 2023	Dec. 23, 2021	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 24, 2022	Dec. 31, 2021	Jun. 12, 2020
Disclosure of classes of share capital [line items]
Net movement in treasury shares					€ 56,000,000	€ 221,000,000	€ 364,000,000
Equity				€ 31,708,000,000	€ 22,749,000,000	€ 27,096,000,000	€ 31,708,000,000		€ 28,684,000,000
Aggregate amount of approved securities issuance			€ 25,000,000,000
Treasury Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)				85,217,621	26,874,751	111,099,480	85,217,621		139,329,370
Net movement in treasury shares					€ (13,000,000)	€ 186,000,000	€ 342,000,000
Increase (decrease) in number of shares outstanding	80,296,591	24,779,409
Equity				€ (341,000,000)	(106,000,000)	(429,000,000)	(341,000,000)		€ (547,000,000)
Share capital
Disclosure of classes of share capital [line items]
Number of shares (in shares)	5,670,161,554	5,750,458,145
Par value per share (EUR per share)		€ 1
Net movement in treasury shares	€ 80,296,591	€ 24,779,409
Equity	5,670,161,554	5,750,458,145		5,775,000,000	5,670,000,000	5,750,000,000	5,775,000,000		5,779,000,000
Share premium
Disclosure of classes of share capital [line items]
Net movement in treasury shares	€ 230,000,000	€ 73,000,000
Equity				€ 3,824,000,000	3,521,000,000	3,751,000,000	€ 3,824,000,000		€ 4,233,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital amount					€ 5,670,161,554	€ 5,750,458,145
Number of shares (in shares)					5,670,161,554	5,750,458,145
Par value per share (EUR per share)	€ 1				€ 1	€ 1		€ 1
Increase (decrease) in number of shares outstanding				(135,464,591)
Maximum authorized share capital					€ 2,596,065,843					€ 2,596,065,843
Treasury Shares
Disclosure of classes of share capital [line items]
Par value per share (EUR per share)	€ 1	€ 1